Investments accounted for using the equity method - Carrying value associates (Details) - TOGG ₺ in Thousands, € in Millions	Dec. 31, 2023 TRY (₺)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 TRY (₺)
Associates
Investments in associates | ₺	₺ 5,857,271		₺ 3,771,069
Commitments in relation to associates		€ 115.0
Commitments in relation to associates, amount paid		€ 114.5